Income Taxes - Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Federal, state, and foreign net operating losses	$ 82,353,000	$ 64,739,000
Research and other credits	2,953,000	2,521,000
Fixed assets	623,000	215,000
Interest	581,000	899,000
Accruals and other	4,906,000	2,810,000
Total deferred tax assets	91,416,000	71,184,000
Less: Valuation allowance	(91,416,000)	(71,184,000)
Increase in valuation allowance	$ 20,232,000	$ 15,076,000	$ 12,193,000